Shareholders' Equity (Deficit) - Schedule of Warrant and Conversion Feature Liabilities (Details) (Parenthetical) - $ / shares	1 Months Ended	9 Months Ended
	Jan. 31, 2014	Sep. 30, 2016
Shares issuable upon conversion of principal amount of note	16,458
Convertible Noteholders [Member]
Percentage of per share offering price		80.00%
Shares issuable upon conversion of principal amount of note		397,345
Debt conversion price		$ 5.55
Percentage of conversion price paid		80.00%
Convertible Noteholders [Member] | Warrant One [Member]
Warrants to purchase shares of common stock		170,698
Common stock price per share		$ 5.55
Convertible Noteholders [Member] | Warrant Two [Member]
Warrants to purchase shares of common stock		186,914
Common stock price per share		$ 5.55